Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 9 — LEASES

The Company has operating leases for corporate offices, warehouses, distilleries, tasting rooms and certain equipment which have been accounted for using ASC Topic 842. The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non-cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

In January 2025, the Company terminated one warehouse lease in Eugene, Oregon, moving from a 33,000 square feet to an approximately 8,000 square feet lease. The monthly expenses associated with the new lease were reduced from approximately $18,000 per month down to $7,700 per month. The new lease expires in January 2028, with an option for a three year extension. The change in ROU assets and related liabilities both for the terminated lease and the new warehouse lease were captured on the March 31, 2025 balance sheet. The Company also negotiated the reduction of warehouse space of its largest warehouse effective September 15, 2025, reducing annualized expenses for that space by approximately two-thirds.

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the three and six months ended June 30, 2025 and 2024, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Lease Cost:
Amortization of Right-of-Use Assets	$105,070	$113,086	$200,727	$257,470
Interest on Lease Liabilities	222,933	242,939	455,278	467,115
Operating lease cost	27,983	19,333	57,627	19,333
Total lease cost(1)	$355,986	$375,358	$713,632	$743,918

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(1)      Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of June 30, 2025 and 2024, respectively:

	June 30,
	2025	2024
Weighted-average remaining lease term – operating leases (in years)	4.8	5.8
Weighted-average discount rate – operating leases	22%	22%

The Company’s ROU assets and liabilities for operating leases were $3,284,292 and $3,906,963, respectively, as of June 30, 2025. The ROU assets and liabilities for operating leases were $3,303,158 and $3,941,560, respectively, as of December 31, 2024. The ROU assets for operating leases were included in “Operating Lease Right-of-Use Assets, net” in the accompanying consolidated balance sheets. The liabilities for operating leases were included in the “Operating Lease Liabilities, Current” and “Operating Lease Liabilities, net of Current Portion” in the accompanying consolidated balance sheets.

Maturities of lease liabilities for the remainder of 2025 and the years through 2029 and thereafter are as follows:

Years Ending	Amounts
2025	$682,685
2026	1,345,203
2027	1,329,535
2028	1,225,326
2029	1,203,001
thereafter	684,779
Total lease payments	$6,470,529
Less: Interest	(2,563,566)
Total Lease Liabilities	$3,906,963

NOTE 12 — LEASES

The Company has operating leases for corporate offices, warehouses, distilleries, tasting rooms and certain equipment which have been accounted for using ASC Topic 842. The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non-cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the years ended December 31, 2024, and 2023, respectively:

	Years Ended December 31,
	2024	2023
Lease Cost:
Amortization of Right-of-Use Assets	$508,156	$492,806
Interest on Lease Liabilities	896,673	1,000,997
Operating lease cost	76,353	2,042
Total lease cost(1)	$1,481,182	$1,495,845

____________

(1)      Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of December 31, 2024 and 2023, respectively:

	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases (in years)	5.3	6
Weighted-average discount rate – operating leases	22%	22%

The Company’s ROU assets and liabilities for operating leases were $3,303,158 and $3,941,560, respectively, as of December 31, 2024. The ROU assets and liabilities for operating leases were $3,658,493 and $4,376,630, respectively, as of December 31, 2023. The ROU assets for operating leases were included in “Operating Lease Right-of-Use Assets, net” in the accompanying consolidated balance sheets. The liabilities for operating leases were included in the “Operating Lease Liabilities, Current” and “Operating Lease Liabilities, net of Current Portion” in the accompanying consolidated balance sheets.

Maturities of lease liabilities for the years through 2029 and thereafter are as follows:

Amounts
Years Ending
2025	$1,273,874
2026	1,257,726
2027	1,240,392
2028	1,225,327
2029	1,203,001
thereafter	684,779
Total lease payments	$6,885,099
Less: Interest	(2,943,539)
Total Lease Liabilities	$3,941,560